Inventories	12 Months Ended
Dec. 31, 2012
Inventories [Abstract]
Inventories	Note 3 - Inventories

	December 31
	2012	2011
Raw materials	2,078	2,185
Work-in-process	2,270	1,475
Finished products	896	774

	5,244	4,434